Financial Risk Management - VaR by Risk Category (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
VaR for Trading Activity [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 18.3	¥ 19.5
VaR for Trading Activity [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	24.1	49.6
VaR for Trading Activity [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.8	15.7
VaR for Trading Activity [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	19.5	22.5
VaR for Trading Activity [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.1	5.2
VaR for Trading Activity [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.4	34.9
VaR for Trading Activity [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.5	3.8
VaR for Trading Activity [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.5	9.0
VaR for Trading Activity [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.0	8.1
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	22.3	12.8
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.9	5.2
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.7	7.4
VaR for Trading Activity [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	19.1	13.3
VaR for Trading Activity [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	21.5	14.1
VaR for Trading Activity [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	12.4	5.1
VaR for Trading Activity [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.0	9.5
VaR for Trading Activity [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	40.8	40.0
VaR for Trading Activity [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	61.8	46.4
VaR for Trading Activity [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	38.4	27.2
VaR for Trading Activity [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	42.1	34.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.7	5.6
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.2	39.6
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.4	5.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.0	10.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.4	4.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.7	33.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.2	2.6
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.1	7.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.4	2.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.1	0.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.7	1.3
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	19.1	13.3
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	21.5	14.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	12.4	5.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.0	9.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	23.9	17.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	26.9	21.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.8	10.9
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	22.6	15.3
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	62.5	79.6
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	82.1	92.8
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	57.6	62.1
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	68.2	77.1
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.1	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.5
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	32.6	31.8
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	35.6	32.6
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	12.6	4.0
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	28.0	21.3
VaR for Non-trading Activity - Banking [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	63.6	95.1
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	96.3	99.5
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	59.5	65.5
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	75.0	85.9
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	61.3	78.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	80.6	91.4
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	56.4	60.7
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	66.9	75.8
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.1	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	32.6	31.8
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	35.6	32.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	12.6	4.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	28.0	21.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	62.5	93.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	94.7	98.1
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	58.2	64.1
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	73.7	84.6
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,323.4	1,567.2
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,576.8	1,582.6
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,233.7	1,189.3
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,456.7	1,401.0
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	960.3	1,252.7
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,258.2	1,263.3
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	937.3	970.9
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 1,134.5	¥ 1,135.0